Financial Instruments - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Non-current trade receivables	€ 0	€ 2,209
Other non-current assets	264	262
Short-term investments	0	0
Cash and cash equivalents	12,445	30,018	€ 17,234	€ 39,338
Financial Liabilities
Finance lease liabilities	255	2,632	€ 3,602
RCAs liability	5,021	6,213
Financial liabilities at amortized cost [member]
Financial Liabilities
Finance lease liabilities		2,632
Lease liabilities	255
RCAs liability	5,021	6,213
Trade payables	4,752	6,611
Trade payables and other current liabilities	4,752	6,611
Total	10,028	15,456
Financial assets at amortized cost [member]
Financial Assets
Non-current trade receivables	0	2,209
Other non-current assets	264	262
Trade receivables and other current assets	1,118	668
Short-term investments	0	0
Cash and cash equivalents	12,445	30,018
Total	13,827	33,157
At fair value [member]
Financial Assets
Non-current trade receivables	0	2,209
Other non-current assets	264	262
Trade receivables and other current assets	1,118	668
Short-term investments	0	0
Cash and cash equivalents	12,445	30,018
Total	13,827	33,157
Financial Liabilities
Finance lease liabilities		2,632
Lease liabilities	255
RCAs liability	5,021	6,213
Trade payables	4,752	6,611
Trade payables and other current liabilities	4,752	6,611
Total	€ 10,028	€ 15,456